BASIS OF PRESENTATION BUSINESS	12 Months Ended
Dec. 31, 2021
BASIS OF PRESENTATION BUSINESS
BASIS OF PRESENTATION BUSINESS

NOTE 1. - BASIS OF PRESENTATION & BUSINESS

The accompanying financial statements consist of the financial statements of Infinite Group, Inc. (the Company).

The Company operates in one segment, the field of information technology (IT) consulting services, with all operations based in the United States. The primary consulting services are in the cybersecurity industry. There were no significant sales from customers in foreign countries during 2021 and 2020. All assets are located in the United States.